Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Merchandise	₩ 201,126	₩ 162,196
Finished goods	0	1,851
Work in process	0	1,761
Raw materials	0	5,016
Supplies	3,511	619
Inventories	204,637	171,443
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	204,545	172,762
Finished goods	0	3,730
Work in process	0	2,579
Raw materials	0	11,921
Supplies	3,511	619
Inventories	208,056	191,611
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(3,419)	(10,566)
Finished goods	0	(1,879)
Work in process	0	(818)
Raw materials	0	(6,905)
Supplies	0	0
Inventories	₩ (3,419)	₩ (20,168)